Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan's Investments and Investments Measured at Fair Value Based on NAV (Details) - EBP 014 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 144,996,860	$ 135,399,080
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	106,722,316	101,223,042
Level 1 | Cash and Cash Equivalents (Money Market Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	83,259,657	77,939,599
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	23,462,659	23,283,443
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	30,600,853	26,219,760
Level 2 | Cash and Cash Equivalents (Money Market Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,563,956	3,857,778
Level 2 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	25,036,897	22,361,982
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 and Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	137,323,169	127,442,802
Level 1 and Level 2 | Cash and Cash Equivalents (Money Market Funds)
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,563,956	3,857,778
Level 1 and Level 2 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	25,036,897	22,361,982
Level 1 and Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	83,259,657	77,939,599
Level 1 and Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	23,462,659	23,283,443
Fair Value Measured at NAV per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,673,691	7,956,278
Fair Value Measured at NAV per Share | Putnam Stable Value Fund Class 20
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,673,691	$ 7,956,278
Redemption Frequency	Daily	Daily
Redemption Notice Period	Daily	Daily